Other assets - Schedule of Other Assets (Parenthetical) (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) Lease		Dec. 31, 2017 USD ($)	Mar. 13, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Capital contribution				$ 60,683,000
Amount of equity income on investment				9,277,000
Beginning Balance, Dry-docking		$ 42,536	[1]	49,037
Costs incurred, Dry-docking		10,756		8,708
Amortization expensed, Dry-docking		(16,632)		(15,209)
Ending Balance, Dry-docking	[1]	36,660		42,536
Beginning Balance, Financing fees		19,484	[1]	19,062
Costs incurred, Financing fees		27		2,554
Amortization expensed, Financing fees		(2,225)		(2,132)
Ending Balance, Financing fees	[1]	$ 17,286		$ 19,484
Number of capital leases | Lease		2
Acquired contracts [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
2019		$ 19,739
2020		19,223
2021		17,658
2022		16,090
2023		12,390
Thereafter		25,199
Finite-lived intangible assets, net		110,299
GCI [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Percentage of investment in vehicle on equity method				10.80%
Amount of investment comprised of capital contribution				$ 51,406,000
Percentage of interest in acquired entity					89.20%
GCI [Member] | Time charter contracts [Member] | Acquired contracts [Member]
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Fair value of contracts		100,750,000
Amortization expense		$ 16,269,000

[1]	Deferred charges During the years ended December 31, 2018 and 2017, changes in deferred charges were as follows: Dry-docking Financing fees December 31, 2016 $49,037 $19,062 Costs incurred 8,708 2,554 Amortization expensed (1) (15,209) (2,132) December 31, 2017 $42,536 $19,484 Costs incurred 10,756 27 Amortization expensed (1) (16,632) (2,225) December 31, 2018 $36,660 $17,286 _____________ (1)Amortization of dry-docking costs is included in depreciation and amortization. Amortization of financing fees is included in interest expense and amortization of deferred financing fees, unless it qualifies for capitalization.